Concentration - Schedule of Concentration (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024
Customer Concentration [Member] | Vendor D [Member] | Accounts Receivable [Member]
Schedule of Concentration [Line Items]
Concentration percentage		[1]			11.00%
Customer Concentration [Member] | Customer A [Member] | Net Revenues [Member]
Schedule of Concentration [Line Items]
Concentration percentage	25.00%			[1]
Customer Concentration [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration [Line Items]
Concentration percentage	46.00%				38.00%
Customer Concentration [Member] | Customer B [Member] | Net Revenues [Member]
Schedule of Concentration [Line Items]
Concentration percentage	22.00%		31.00%
Customer Concentration [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Concentration [Line Items]
Concentration percentage	11.00%				26.00%
Customer Concentration [Member] | Customer C [Member] | Net Revenues [Member]
Schedule of Concentration [Line Items]
Concentration percentage	14.00%			[1]
Customer Concentration [Member] | Customer D [Member] | Net Revenues [Member]
Schedule of Concentration [Line Items]
Concentration percentage	10.00%			[1]
Customer Concentration [Member] | Customer E [Member] | Net Revenues [Member]
Schedule of Concentration [Line Items]
Concentration percentage		[1]	16.00%
Customer Concentration [Member] | Customer F [Member] | Accounts Receivable [Member]
Schedule of Concentration [Line Items]
Concentration percentage	20.00%				11.00%
Customer Concentration [Member] | Vendor E [Member] | Accounts Receivable [Member]
Schedule of Concentration [Line Items]
Concentration percentage	99.00%
Customer Concentration [Member] | Customer G [Member] | Accounts Receivable [Member]
Schedule of Concentration [Line Items]
Concentration percentage		[1]			37.00%
Customer Concentration [Member] | Customer H [Member] | Accounts Receivable [Member]
Schedule of Concentration [Line Items]
Concentration percentage		[1]			17.00%
Vendor Concentration [Member] | Vendor A [Member] | Cost of Revenues [Member]
Schedule of Concentration [Line Items]
Concentration percentage	35.00%		43.00%
Vendor Concentration [Member] | Vendor B [Member] | Accounts Payable [Member]
Schedule of Concentration [Line Items]
Concentration percentage	22.00%		25.00%
Vendor Concentration [Member] | Vendor C [Member] | Cost of Revenues [Member]
Schedule of Concentration [Line Items]
Concentration percentage	36.00%				42.00%
Vendor Concentration [Member] | Vendor D [Member] | Accounts Payable [Member]
Schedule of Concentration [Line Items]
Concentration percentage	33.00%				29.00%
Vendor Concentration [Member] | Vendor E [Member] | Accounts Payable [Member]
Schedule of Concentration [Line Items]
Concentration percentage	17.00%				15.00%

[1]	Less than 10%